SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Significant Accounting Policies [Line Items]
Research and development expenses	$ 9,524,412		$ 6,503,712		$ 7,021,992
Deferred Tax Assets, Net, Noncurrent	9,107,844		8,173,538
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 1,192,320		1,252,387
Defined Contribution Plan Minimum Annual Contributions Per Employee Percent	25.00%	25.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	43.00%	43.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 5,581,682		3,763,276		3,258,629
Excess Tax Benefit from Share-based Compensation, Operating Activities	$ 0		$ 0		2,613,831
Xian Huitian Blood Products [Member]
Significant Accounting Policies [Line Items]
Equity method investment percentage	35.00%		35.00%
Accounting Standards Update 2015-17 [Member]
Significant Accounting Policies [Line Items]
Deferred Tax Assets, Net, Noncurrent					4,625,996
Accounting Standards Update 2016-09 [Member]
Significant Accounting Policies [Line Items]
Excess Tax Benefit from Share-based Compensation, Operating Activities			$ 621,381
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset	$ 2,000,000
Operating Lease, Liability	1,900,000
Guizhou Taibang [Member]
Significant Accounting Policies [Line Items]
Grants received									$ 2,989,215	¥ 18,350,000
Grants amortized amount	277,801		271,754		276,388
Shandong Taibang [Member]
Significant Accounting Policies [Line Items]
Grants received							$ 2,452,864	¥ 15,000,000
Grants amortized amount	227,085		222,143		410,369
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Grants received	$ 704,795	¥ 4,837,300	$ 368,093	¥ 2,405,210	$ 728,874	¥ 5,056,361
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity method investment percentage	20.00%
Contractual period of rights	40 years	40 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Equity method investment percentage	50.00%
Contractual period of rights	50 years	50 years